Fully Benefit-Responsive Investment Contracts (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 029 | Common collective trust funds
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Minimum interest rate	0.00%
EBP 029 | Security-backed investment contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Minimum interest rate	0.00%
Minimum investment value that allows for automatic termination	$ 0
Fair value minimum	$ 0
EBP 030 | Common collective trust funds
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Minimum interest rate	0.00%
EBP 030 | Security-backed investment contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Minimum interest rate	0.00%
Minimum investment value that allows for automatic termination	$ 0
Fair value minimum	$ 0